General and administrative (Tables)	3 Months Ended
Mar. 31, 2026
General and administrative [abstract]
Schedule of general and administrative expense

Components of general and administrative expenses for the three months ended March 31, 2025, and 2024 were as follows:

	2026	2025
	$	$
Professional fees	295,401	355,722
Investor relations	123,757	358,901
Salaries, wages and benefits	429,303	337,839
Consulting fees	192,688	125,144
Office and general administrative	222,758	138,705
Foreign exchange loss	56,813	11,800
	1,320,720	1,328,111